Leasing - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 101,483
2027	202,966
2028	154,939
2029
2030
Total minimum lease payments	459,388
Less: Interest	(15,911)
Present value of lease obligations	443,477	$ 412,210
Less: Current portion	192,434	148,227
Non - current portion of lease obligations	$ 251,043	$ 263,983